Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group (Detail)
¥ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 35,782		¥ 33,443		$ 5,484
Short-term investments, net	126,402		112,924		19,372
Accounts receivable, net	8,668		7,416		1,328
Total current assets	183,342		165,562		28,099
Fixed assets, net	17,508		18,311		2,683
Intangible assets, net	2,022		1,600		310
Licensed copyrights, net	6,435		6,287		986
Produced content, net	6,556		4,355		1,005
Long-term investments, net	76,233		69,410		11,683
Operating lease right-of-use assets	9,804		7,332		1,503
Total non-current assets	149,366		135,754		22,891
Total	332,708		301,316		50,990
Accounts payable and accrued liabilities	36,716		32,701		5,627
Customer deposits and deferred revenue	12,626		11,062		1,935
Operating lease liabilities	2,366		2,283		364
Total current third-party liabilities	68,385		57,380		10,481
Operating lease liabilities	4,693		4,486		719
Total non-current third-party liabilities	72,480		71,121		11,108
Total revenues	107,074	$ 16,410	107,413	¥ 102,277
Net (loss) income	19,026	2,916	(2,288)	22,582
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	2,348		2,313		360
Short-term investments, net	6,930		1,892		1,062
Accounts receivable, net	6,614		5,023		1,014
Others	8,097		5,750		1,241
Total current assets	23,989		14,978		3,677
Fixed assets, net	4,978		3,839		763
Intangible assets, net	1,499		1,404		230
Licensed copyrights, net	993		1,641		152
Produced content, net	6,130		4,355		939
Long-term investments, net	20,707		21,825		3,173
Operating lease right-of-use assets	6,460		6,525		990
Others	7,717		7,970		1,183
Total non-current assets	48,484		47,559		7,430
Total	72,473		62,537		11,107
Total current third-party liabilities	25,051		24,692		3,839
Total non-current third-party liabilities	5,519		6,295		846
Total liabilities	50,162		48,108		7,688
Total revenues	52,666	8,071	51,988	33,992
Net (loss) income	2,091	320	(2,950)	(6,834)
Net cash provided by operating activities	4,616	707	1,649	2,396
Net cash used in investing activities	(8,382)	(1,285)	(4,829)	(16,674)
Net cash provided by financing activities	3,859	$ 591	3,604	¥ 11,916
Variable Interest Entity, Primary Beneficiary | Third-party Liabilities
Variable Interest Entity [Line Items]
Accounts payable and accrued liabilities	15,420		15,774		2,363
Customer deposits and deferred revenue	6,047		4,841		927
Operating lease liabilities	2,068		2,110		317
Others	1,516		1,967		232
Total current third-party liabilities	25,051		24,692		3,839
Operating lease liabilities	4,376		4,227		671
Others	1,143		2,068		175
Total non-current third-party liabilities	5,519		6,295		846
Variable Interest Entity, Primary Beneficiary | Amounts due to the company and its non-VIE subsidiaries net
Variable Interest Entity [Line Items]
Amounts due to the Company and its non-VIE subsidiaries, net	¥ 19,592		¥ 17,121		$ 3,003